POST-EMPLOYMENT BENEFITS (Details 1) - Post-employment benefits - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Post-employment benefits, beginning	$ 2,365	$ 2,459
Accretion	72	74
Benefits paid	(142)	(168)
Post-employment benefits, ending	$ 2,295	$ 2,365